Risk management - Disclosure of credit and concentration risk (Details) € in Millions	Dec. 31, 2022 EUR (€)
Spain
Disclosure of nature and extent of risks arising from financial instruments [line items]
Risk exposure	€ 293,197
Credit risk
Disclosure of nature and extent of risks arising from financial instruments [line items]
Risk exposure	1,704,260
Credit risk | Spain
Disclosure of nature and extent of risks arising from financial instruments [line items]
Risk exposure	360,700
Credit risk | Other EU countries
Disclosure of nature and extent of risks arising from financial instruments [line items]
Risk exposure	339,653
Credit risk | America
Disclosure of nature and extent of risks arising from financial instruments [line items]
Risk exposure	568,978
Credit risk | Rest of the world
Disclosure of nature and extent of risks arising from financial instruments [line items]
Risk exposure	434,929
Credit risk | Central banks and credit institutions
Disclosure of nature and extent of risks arising from financial instruments [line items]
Risk exposure	367,620
Credit risk | Central banks and credit institutions | Spain
Disclosure of nature and extent of risks arising from financial instruments [line items]
Risk exposure	98,405
Credit risk | Central banks and credit institutions | Other EU countries
Disclosure of nature and extent of risks arising from financial instruments [line items]
Risk exposure	61,138
Credit risk | Central banks and credit institutions | America
Disclosure of nature and extent of risks arising from financial instruments [line items]
Risk exposure	119,005
Credit risk | Central banks and credit institutions | Rest of the world
Disclosure of nature and extent of risks arising from financial instruments [line items]
Risk exposure	89,072
Credit risk | Public sector
Disclosure of nature and extent of risks arising from financial instruments [line items]
Risk exposure	177,063
Credit risk | Public sector | Spain
Disclosure of nature and extent of risks arising from financial instruments [line items]
Risk exposure	41,871
Credit risk | Public sector | Other EU countries
Disclosure of nature and extent of risks arising from financial instruments [line items]
Risk exposure	37,936
Credit risk | Public sector | America
Disclosure of nature and extent of risks arising from financial instruments [line items]
Risk exposure	89,458
Credit risk | Public sector | Rest of the world
Disclosure of nature and extent of risks arising from financial instruments [line items]
Risk exposure	7,798
Credit risk | Central government
Disclosure of nature and extent of risks arising from financial instruments [line items]
Risk exposure	151,300
Credit risk | Central government | Spain
Disclosure of nature and extent of risks arising from financial instruments [line items]
Risk exposure	30,209
Credit risk | Central government | Other EU countries
Disclosure of nature and extent of risks arising from financial instruments [line items]
Risk exposure	34,681
Credit risk | Central government | America
Disclosure of nature and extent of risks arising from financial instruments [line items]
Risk exposure	79,016
Credit risk | Central government | Rest of the world
Disclosure of nature and extent of risks arising from financial instruments [line items]
Risk exposure	7,394
Credit risk | Other central government
Disclosure of nature and extent of risks arising from financial instruments [line items]
Risk exposure	25,763
Credit risk | Other central government | Spain
Disclosure of nature and extent of risks arising from financial instruments [line items]
Risk exposure	11,662
Credit risk | Other central government | Other EU countries
Disclosure of nature and extent of risks arising from financial instruments [line items]
Risk exposure	3,255
Credit risk | Other central government | America
Disclosure of nature and extent of risks arising from financial instruments [line items]
Risk exposure	10,442
Credit risk | Other central government | Rest of the world
Disclosure of nature and extent of risks arising from financial instruments [line items]
Risk exposure	404
Credit risk | Other financial institutions (financial business activity)
Disclosure of nature and extent of risks arising from financial instruments [line items]
Risk exposure	152,881
Credit risk | Other financial institutions (financial business activity) | Spain
Disclosure of nature and extent of risks arising from financial instruments [line items]
Risk exposure	15,271
Credit risk | Other financial institutions (financial business activity) | Other EU countries
Disclosure of nature and extent of risks arising from financial instruments [line items]
Risk exposure	45,092
Credit risk | Other financial institutions (financial business activity) | America
Disclosure of nature and extent of risks arising from financial instruments [line items]
Risk exposure	54,232
Credit risk | Other financial institutions (financial business activity) | Rest of the world
Disclosure of nature and extent of risks arising from financial instruments [line items]
Risk exposure	38,286
Credit risk | Non-financial corporations and individual entrepreneurs (non-financial business activity)
Disclosure of nature and extent of risks arising from financial instruments [line items]
Risk exposure	440,137
Credit risk | Non-financial corporations and individual entrepreneurs (non-financial business activity) | Spain
Disclosure of nature and extent of risks arising from financial instruments [line items]
Risk exposure	114,556
Credit risk | Non-financial corporations and individual entrepreneurs (non-financial business activity) | Other EU countries
Disclosure of nature and extent of risks arising from financial instruments [line items]
Risk exposure	96,354
Credit risk | Non-financial corporations and individual entrepreneurs (non-financial business activity) | America
Disclosure of nature and extent of risks arising from financial instruments [line items]
Risk exposure	165,017
Credit risk | Non-financial corporations and individual entrepreneurs (non-financial business activity) | Rest of the world
Disclosure of nature and extent of risks arising from financial instruments [line items]
Risk exposure	64,210
Credit risk | Construction and property development
Disclosure of nature and extent of risks arising from financial instruments [line items]
Risk exposure	22,797
Credit risk | Construction and property development | Spain
Disclosure of nature and extent of risks arising from financial instruments [line items]
Risk exposure	3,278
Credit risk | Construction and property development | Other EU countries
Disclosure of nature and extent of risks arising from financial instruments [line items]
Risk exposure	3,569
Credit risk | Construction and property development | America
Disclosure of nature and extent of risks arising from financial instruments [line items]
Risk exposure	8,149
Credit risk | Construction and property development | Rest of the world
Disclosure of nature and extent of risks arising from financial instruments [line items]
Risk exposure	7,801
Credit risk | Civil engineering construction
Disclosure of nature and extent of risks arising from financial instruments [line items]
Risk exposure	5,178
Credit risk | Civil engineering construction | Spain
Disclosure of nature and extent of risks arising from financial instruments [line items]
Risk exposure	2,502
Credit risk | Civil engineering construction | Other EU countries
Disclosure of nature and extent of risks arising from financial instruments [line items]
Risk exposure	1,415
Credit risk | Civil engineering construction | America
Disclosure of nature and extent of risks arising from financial instruments [line items]
Risk exposure	1,113
Credit risk | Civil engineering construction | Rest of the world
Disclosure of nature and extent of risks arising from financial instruments [line items]
Risk exposure	148
Credit risk | Large companies
Disclosure of nature and extent of risks arising from financial instruments [line items]
Risk exposure	267,976
Credit risk | Large companies | Spain
Disclosure of nature and extent of risks arising from financial instruments [line items]
Risk exposure	53,355
Credit risk | Large companies | Other EU countries
Disclosure of nature and extent of risks arising from financial instruments [line items]
Risk exposure	56,243
Credit risk | Large companies | America
Disclosure of nature and extent of risks arising from financial instruments [line items]
Risk exposure	111,912
Credit risk | Large companies | Rest of the world
Disclosure of nature and extent of risks arising from financial instruments [line items]
Risk exposure	46,466
Credit risk | SMEs and individual entrepreneurs
Disclosure of nature and extent of risks arising from financial instruments [line items]
Risk exposure	144,186
Credit risk | SMEs and individual entrepreneurs | Spain
Disclosure of nature and extent of risks arising from financial instruments [line items]
Risk exposure	55,421
Credit risk | SMEs and individual entrepreneurs | Other EU countries
Disclosure of nature and extent of risks arising from financial instruments [line items]
Risk exposure	35,127
Credit risk | SMEs and individual entrepreneurs | America
Disclosure of nature and extent of risks arising from financial instruments [line items]
Risk exposure	43,843
Credit risk | SMEs and individual entrepreneurs | Rest of the world
Disclosure of nature and extent of risks arising from financial instruments [line items]
Risk exposure	9,795
Credit risk | Households - other
Disclosure of nature and extent of risks arising from financial instruments [line items]
Risk exposure	566,559
Credit risk | Households - other | Spain
Disclosure of nature and extent of risks arising from financial instruments [line items]
Risk exposure	90,597
Credit risk | Households - other | Other EU countries
Disclosure of nature and extent of risks arising from financial instruments [line items]
Risk exposure	99,133
Credit risk | Households - other | America
Disclosure of nature and extent of risks arising from financial instruments [line items]
Risk exposure	141,266
Credit risk | Households - other | Rest of the world
Disclosure of nature and extent of risks arising from financial instruments [line items]
Risk exposure	235,563
Credit risk | Residential
Disclosure of nature and extent of risks arising from financial instruments [line items]
Risk exposure	361,377
Credit risk | Residential | Spain
Disclosure of nature and extent of risks arising from financial instruments [line items]
Risk exposure	65,077
Credit risk | Residential | Other EU countries
Disclosure of nature and extent of risks arising from financial instruments [line items]
Risk exposure	36,552
Credit risk | Residential | America
Disclosure of nature and extent of risks arising from financial instruments [line items]
Risk exposure	45,611
Credit risk | Residential | Rest of the world
Disclosure of nature and extent of risks arising from financial instruments [line items]
Risk exposure	214,137
Credit risk | Consumer loans
Disclosure of nature and extent of risks arising from financial instruments [line items]
Risk exposure	185,097
Credit risk | Consumer loans | Spain
Disclosure of nature and extent of risks arising from financial instruments [line items]
Risk exposure	17,074
Credit risk | Consumer loans | Other EU countries
Disclosure of nature and extent of risks arising from financial instruments [line items]
Risk exposure	60,497
Credit risk | Consumer loans | America
Disclosure of nature and extent of risks arising from financial instruments [line items]
Risk exposure	90,609
Credit risk | Consumer loans | Rest of the world
Disclosure of nature and extent of risks arising from financial instruments [line items]
Risk exposure	16,917
Credit risk | Other purposes
Disclosure of nature and extent of risks arising from financial instruments [line items]
Risk exposure	20,085
Credit risk | Other purposes | Spain
Disclosure of nature and extent of risks arising from financial instruments [line items]
Risk exposure	8,446
Credit risk | Other purposes | Other EU countries
Disclosure of nature and extent of risks arising from financial instruments [line items]
Risk exposure	2,084
Credit risk | Other purposes | America
Disclosure of nature and extent of risks arising from financial instruments [line items]
Risk exposure	5,046
Credit risk | Other purposes | Rest of the world
Disclosure of nature and extent of risks arising from financial instruments [line items]
Risk exposure	€ 4,509